Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Segment Information
Revenue from external customers	$ 59,432	$ 113,267	$ 139,751
Interest expense	1,881	740	1,502
Income (loss) before income taxes	11,179	(16,784)	167,829
Operating segments
Business Segment Information
Revenue from external customers	59,432	113,267	139,751
Interest expense	1,881	950	1,782
Income (loss) before income taxes	11,179	(16,784)	167,829
Operating segments | Iron Ore Royalty
Business Segment Information
Revenue from external customers	31,360	5,496	1,732
Interest expense		0	0
Income (loss) before income taxes	25,293	4,419	185,780
Operating segments | Industrial Equity
Business Segment Information
Revenue from external customers	17,666	100,184	131,614
Interest expense	31	323	1,770
Income (loss) before income taxes	(1,229)	(15,840)	(25,469)
Operating segments | Merkanti Holding plc
Business Segment Information
Revenue from external customers	10,406	7,565	6,405
Interest expense	1,834	601	12
Income (loss) before income taxes	832	4,800	1,199
Operating segments | All other segments
Business Segment Information
Revenue from external customers		22
Interest expense	16	26	0
Income (loss) before income taxes	(13,717)	(10,163)	6,319
Elimination of intersegment amounts
Business Segment Information
Revenue from external customers	(3,726)	(4,409)	(6,331)
Elimination of intersegment amounts | Industrial Equity
Business Segment Information
Revenue from external customers	(62)	(6)	(25)
Elimination of intersegment amounts | Merkanti Holding plc
Business Segment Information
Revenue from external customers	(2,927)	(3,455)	(3,546)
Elimination of intersegment amounts | All other segments
Business Segment Information
Revenue from external customers	$ (737)	$ (948)	$ (2,760)